Exhibit 99.1

World Omni Auto Receivables Trust 2025-C

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	1,039,780,183.47	39,913
Yield Supplement Overcollateralization Amount 11/30/25	68,141,686.80	0
Receivables Balance 11/30/25	1,107,921,870.27	39,913
Principal Payments	38,803,024.11	1,046
Defaulted Receivables	1,866,469.43	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	64,834,040.00	0
Pool Balance at 12/31/25	1,002,418,336.73	38,816

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.91%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,652,516.74	404
Past Due 61-90 days	3,329,277.72	114
Past Due 91-120 days	938,051.55	32
Past Due 121+ days	0.00	0
Total	14,919,846.01	550

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	1,029,805.92
Aggregate Net Losses/(Gains) - December 2025	836,663.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.91%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.94%
Third Prior Net Losses/(Gains) Ratio	0.26%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	9,021,765.03
Actual Overcollateralization	9,021,765.03
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	57.44

Flow of Funds	$ Amount
Collections	45,758,785.55
Investment Earnings on Cash Accounts	17,720.75
Servicing Fee	(923,268.23)
Transfer to Collection Account	-
Available Funds	44,853,238.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,427,783.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	9,703,825.09
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,021,765.03
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,194,931.26

Total Distributions of Available Funds	44,853,238.07

Servicing Fee	923,268.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	1,030,422,161.82
Principal Paid	37,025,590.12
Note Balance @ 01/15/26	993,396,571.70

Class A-1
Note Balance @ 12/15/25	57,802,161.82
Principal Paid	37,025,590.12
Note Balance @ 01/15/26	20,776,571.70
Note Factor @ 01/15/26	8.4491955%

Class A-2a
Note Balance @ 12/15/25	233,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	233,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-2b
Note Balance @ 12/15/25	185,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	185,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-3
Note Balance @ 12/15/25	418,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	418,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-4
Note Balance @ 12/15/25	81,810,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	81,810,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	36,510,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	36,510,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,300,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,300,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,632,716.69
Total Principal Paid	37,025,590.12
Total Paid	40,658,306.81

Class A-1
Coupon	4.35900%
Interest Paid	216,965.23
Principal Paid	37,025,590.12
Total Paid to A-1 Holders	37,242,555.35

Class A-2a
Coupon	4.19000%
Interest Paid	813,558.33
Principal Paid	0.00
Total Paid to A-2a Holders	813,558.33

Class A-2b
SOFR Rate	3.98385%
Coupon	4.33385%
Interest Paid	690,406.38
Principal Paid	0.00
Total Paid to A-2b Holders	690,406.38

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9812532
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.3857057
Total Distribution Amount	33.3669589

A-1 Interest Distribution Amount	0.8823312
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	150.5717370
Total A-1 Distribution Amount	151.4540682

A-2a Interest Distribution Amount	3.4916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4916667

A-2b Interest Distribution Amount	3.7319264
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.7319264

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	262.09
Noteholders' Third Priority Principal Distributable Amount	494.25
Noteholders' Principal Distributable Amount	243.66

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,046,305.69
Investment Earnings	9,264.30
Investment Earnings Paid	(9,264.30)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69